REVENUE RECOGNITION	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION	REVENUE RECOGNITION
The Company primarily generates revenues by assessing fees to its member firms for the services it renders, which include providing access to its exchanges, enabling transaction-based trading on its exchanges, and providing access to various market data. Revenue for the Company’s services are recognized as control of the services are transferred to the customer. The amount recognized is the amount that reflects the consideration the Company expects to be entitled to in exchange for its services.
The Company determines the transaction price at the outset of the arrangement based on the contractual and payment terms associated with the transaction. The typical term for the Company’s contracts with customers ranges from the time it takes to complete a single transaction to one month, depending on the service being provided. Customers are usually billed each month in arrears with standard payment terms, though the Company does occasionally bill customers in advance. Fees associated with each contract are fixed within the month in which the service is provided. The Company assesses the services promised in the contracts with customers and identifies a performance obligation for each promise to transfer to the customer a service that is distinct — i.e., if such service is separately identifiable and if a customer can benefit from it on its own or with other resources that are readily available to the customer.
Transaction and clearing fees: Transaction fees represent fees the Company charges to its exchange member firms, as customers, for the performance obligation of executing a trade on the Company’s exchanges and comprise the majority of the Company’s revenues. These fees can be variable based on trade volume tiered discounts; however, as all tiered discounts are calculated monthly, the actual discount is recorded on a monthly basis in accordance with the Company’s published fee schedules. Transaction fees also include Dorman Trading’s sales and brokerage commissions generated by customers trading activity on options and futures. Commission revenue is reported on a gross basis as the Company is responsible for the execution of the customers’ purchases and sales and maintaining relationships with exchanges. Transaction fees are recognized across all operating segments and are recorded as transactions occur on a trade-date basis.
Clearing fees, which include settlement fees, are charged by the Company for transactions cleared by MIAX Futures, Dorman Trading, LedgerX and BSX. Clearing fees can be variable based on cleared volume tiered discounts; however, as all tiered discounts are calculated monthly, the actual discount is recorded and billed on a monthly basis in accordance with the Company’s published fee schedules. Clearing fees that are passed through to the customers’ accounts are reported gross on the Company’s consolidated statements of operations as the Company maintains control over the clearing and execution services provided, maintains relationships with the exchanges or clearing brokers, and has ultimate discretion in whether the fees are passed through to the customers and the rates at which they are passed through. Clearing fees are recognized in the Futures segment for MIAX Futures, Dorman Trading and LedgerX and in the Equities segment for BSX and are recorded as transactions are cleared.
In the event that a customer prepays for transaction fees, revenue is recognized as transactions occur. Tiered discounts are offered to customers based on the amount of trades that are executed on the Company’s exchanges. As these are volume driven, they reduce the transaction price and are recorded net in transaction fees on the consolidated statements of operations. Liquidity payments paid for certain customer transactions are accounted for as consideration payable to a customer and are recorded separately as liquidity payments, which are classified within cost of revenue in the consolidated statements of operations.
Transaction and clearing fees also result in regulatory fees. Regulatory fees include the options regulatory fee (“ORF”) and Section 31 fees. ORF is in place to fund the Company’s regulatory oversight function of the exchange marketplace and is determined based on the number of customer contracts and cannot be used for non-regulatory purposes. Section 31 fees are transaction fees charged by the SEC to the exchanges. The Section 31 fees charged to customers are based on the fee set by the SEC per notional value of transactions executed on the Company’s securities markets and are calculated and billed monthly. The Section 31 fees collected by the Company are ultimately payable to the SEC and are therefore classified within cost of revenue in the consolidated statements of operations.
Access fees: Access fees include fees assessed for allowing customers, which include exchange member firms and non-member firms, to connect their networks to one of the Company’s exchanges or to an external exchange for a specified period of time. Fees for these services are assessed to customers for the opportunity to trade as member firms, or in the case of non-member firms to provide these services to member firms and use other related functions of the exchanges. Access fees are billed monthly in accordance with the Company’s published fee schedules and recognized during the period the service is provided, which is generally one month. Access fees are recognized across all operating segments.
Market data fees: Market data fees include making market data available to customers either through direct subscriptions, through third party platforms or through the Company’s participation in U.S. Tape Plans. Market data revenue includes distributions from the U.S. Tape Plans, which is distributed based upon each individual exchange’s market share of U.S. volume, trades, and/or quotes. Market data revenue also includes market data revenue earned from the sale of proprietary market data directly to the customer on a subscription basis or from third parties where the Company is the principal in the transaction. Market data revenue is recognized in the period the data is provided. U.S. Tape Plan market data is recognized in the Options and Equities segments. Proprietary market data fees are recognized across all operating segments.
Other revenue: Other revenue primarily includes initial and annual listing fees from BSX and MIAX Futures listings, office rental income and interest income from MIAX Futures and Dorman Trading clearing operations.
Consideration payable to a customer: As discussed in the transaction and clearing fees section above, liquidity payments are accounted for as consideration payable to a customer and are recorded separately as liquidity payments within cost of revenues in the consolidated statements of operations in the period in which the payment is earned by the customer and the payment is provided. In certain instances, including for new segments and proprietary products, liquidity payments may exceed transaction fees resulting in inverted pricing. The Company considers liquidity payments to be a distinct transaction. The Company believes that providing (or removing) liquidity is a distinct service that is provided by customers, as the Company benefits from having an enhanced liquidity pool available on its markets, and that it is separately identifiable given its separation on the published fee schedules. The Company believes that the enhanced liquidity pool attracts order flow and promotes order execution on the Company’s trading platforms. Through enhanced order flow, and therefore higher market share, the Company also earns additional market data fees and access fees.
Additionally, the Company issued certain warrants to customers as part of its Equity Rights Programs detailed in Note 17. Under these programs, the Company records the fair value of the number of warrants that vest in a period as a cost of revenues. Customers vest in the warrants as and when they transact certain volumes of trades on the Company’s exchanges which is considered a sales incentive offering that reward customers solely in return for executing increased trading volumes with the Company.
The following table summarizes revenue disaggregated by the Company's Options, Equities and Futures segments and the Corporate and Other unit (in thousands):

	Year Ended December 31, 2024
	Options	Equities	Futures	International	Corporate & Other	Consolidated
Revenue
Transaction and clearing fees	$757,286	$163,507	$79,102	$219	$—	$1,000,114
Access fees	75,218	13,739	694	144	(228)	89,567
Market data fees	19,084	10,523	3,744	319	(24)	33,646
Other revenue	166	—	12,535	2,629	1,415	16,745
	$851,754	$187,769	$96,075	$3,311	$1,163	$1,140,072

Timing of revenue recognition
Services transferred at a point in time	$757,629	$163,507	$79,986	$508	$—	$1,001,630
Services transferred over time	94,125	24,262	16,089	2,803	1,163	138,442
	$851,754	$187,769	$96,075	$3,311	$1,163	$1,140,072

	Year Ended December 31, 2023
	Options	Equities	Futures	International	Corporate and Other	Consolidated
Revenue
Transaction and clearing fees	$696,429	$143,720	$66,760	$233	$—	$907,142
Access fees	75,251	12,005	832	180	(219)	88,049
Market data fees	16,555	9,437	3,694	427	1	30,114
Other revenue	52	6	12,442	2,404	798	15,702
	$788,287	$165,168	$83,728	$3,244	$580	$1,041,007

Timing of revenue recognition
Services transferred at a point in time	$696,698	$143,954	$67,055	$480	$—	$908,187
Services transferred over time	91,589	21,214	16,673	2,764	580	132,820
	$788,287	$165,168	$83,728	$3,244	$580	$1,041,007

	Year Ended December 31, 2022
	Options	Equities	Futures	International	Corporate and Other	Consolidated
Revenue
Transaction and clearing fees	$583,167	$97,609	$17,419	$239	$—	$698,434
Access fees	57,022	4,859	141	129	(120)	62,031
Market data fees	16,715	8,105	2,847	377	(1)	28,043
Other revenue	1,218	—	5,107	2,413	673	9,411
	$658,122	$110,573	$25,514	$3,158	$552	$797,919

Timing of revenue recognition
Services transferred at a point in time	$584,710	$97,609	$17,452	$541	$—	$700,312
Services transferred over time	73,412	12,964	8,062	2,617	552	97,607
	$658,122	$110,573	$25,514	$3,158	$552	$797,919
Deferred transaction revenue consists of prepaid transaction and non-transaction fees which are recognized as revenue when earned. During the year ended December 31, 2024, the Company received prepaid fees of $3.7 million and recognized deferred transaction revenue of $3.9 million. During the year ended December 31, 2023, the Company received prepaid fees of $4.3 million and recorded $0.9 million as part of the LedgerX acquisition, and recognized deferred transaction revenue of $3.5 million.
Concentration of revenue: For the year ended December 31, 2024, the Company derived $494.7 million of the $1,140 million in total revenue from three customers, with such customers accounting for 16%, 15% and 12% of the Company’s total revenue. For the year ended December 31, 2023, the Company derived $447.4 million of the $1,041 million in total revenue from three customers, with such customers accounting for 16%, 16% and 11% of the Company’s total revenue. For the year ended December 31, 2022, the Company derived $396.3 million of the $797.9 million in total revenue from three customers, with such customers accounting for 21%, 17% and 12% of the Company’s total revenue. Revenues from transactions with the top three customers in 2024, 2023 and 2022 are reported primarily within the Options segment. No customer is contractually or otherwise obligated to continue to use the Company’s services. The loss of, or a significant reduction of, participation by these customers may have a material adverse effect on the Company’s business, financial position, results of operations and cash flows.
REVENUE RECOGNITION
The Company primarily generates revenues by assessing fees to its member firms for the services it renders, which include providing access to its exchanges, enabling transaction-based trading on its exchanges, and providing access to various market data. Revenue for the Company’s services are recognized as control of the services are transferred to the customer. The amount recognized is the amount that reflects the consideration the Company expects to be entitled to in exchange for its services.
The Company determines the transaction price at the outset of the arrangement based on the contractual and payment terms associated with the transaction. The typical term for the Company’s contracts with customers ranges from the time it takes to complete a single transaction to one month, depending on the service being provided. Customers are usually billed each month in arrears with standard payment terms, although the Company does occasionally bill customers in advance. Fees associated with each contract are fixed within the month in which the service is provided. The Company assesses the services promised in the contracts with customers and identifies a performance obligation for each promise to transfer to the customer a service that is distinct — i.e., if such service is separately identifiable and if a customer can benefit from it on its own or with other resources that are readily available to the customer.
Transaction and clearing fees: Transaction fees represent fees the Company charges to its exchange member firms, as customers, for the performance obligation of executing a trade on the Company’s exchanges and comprise the majority of the Company’s revenues. These fees can be variable based on trade volume tiered discounts; however, as all tiered discounts are calculated monthly, the actual discount is recorded on a monthly basis in accordance with the Company’s published fee schedules. Transaction fees also include Dorman Trading’s sales and brokerage commissions generated by customers trading activity on options and futures. Commission revenue is reported on a gross basis as the Company is responsible for the execution of the customers’ purchases and sales and maintaining relationships with exchanges. Transaction fees are recognized across all operating segments and are recorded as transactions occur on a trade-date basis.
Clearing fees, which include settlement fees, are charged by the Company for transactions cleared by MIAX Futures, Dorman Trading, MIAXdx and BSX. Clearing fees can be variable based on cleared volume tiered discounts; however, as all tiered discounts are calculated monthly, the actual discount is recorded and billed on a monthly basis in accordance with the Company’s published fee schedules. Clearing fees that are passed through to the customers’ accounts are reported gross on the Company’s condensed consolidated statements of operations as the Company maintains control over the clearing and execution services provided, maintains relationships with the exchanges or clearing brokers, and has ultimate discretion in whether the fees are passed through to the customers and the rates at which they are passed through. Clearing fees are recognized in the Futures segment for MIAX Futures, Dorman Trading and MIAXdx and in the International segment for BSX and are recorded as transactions are cleared.
In the event that a customer prepays for transaction fees, revenue is recognized as transactions occur. Tiered discounts are offered to customers based on the amount of trades that are executed on the Company’s exchanges. As these are volume driven, they reduce the transaction price and are recorded net in transaction fees on the condensed consolidated statements of operations. Liquidity payments paid for certain customer transactions are accounted for as consideration payable to a customer and are recorded separately as liquidity payments, which are classified within cost of revenue in the condensed consolidated statements of operations.
Transaction and clearing fees also result in regulatory fees. Regulatory fees include the options regulatory fee (“ORF”) and Section 31 fees. ORF is in place to fund the Company’s regulatory oversight function of the exchange marketplace and is determined based on the number of customer contracts and cannot be used for non-regulatory purposes. Section 31 fees are transaction fees charged by the SEC to the exchanges. The Section 31 fees charged to customers are based on the fee set by the SEC per notional value of transactions executed on the Company’s securities markets and are calculated and billed monthly. The Section 31 fees collected by the Company are ultimately payable to the SEC and are therefore classified within cost of revenue in the condensed consolidated statements of operations. Beginning on May 14, 2025, the rate was reduced from $27.80 per million for covered sales to a rate of $0.00 per million. This reduction was a temporary adjustment and the fee will revert to a new rate once legislation for fiscal year 2026 appropriation is enacted.
Access fees: Access fees include fees assessed for allowing customers, which include exchange member firms and non-member firms, to connect their networks to one of the Company’s exchanges or to an external exchange for a specified period of time. Fees for these services are assessed to customers for the opportunity to trade as member firms, or in the case of non-member firms to provide these services to member firms and use other related functions of the exchanges. Access fees are billed monthly in accordance with the Company’s published fee schedules and recognized during the period the service is provided, which is generally one month. Access fees are recognized across all operating segments.
Market data fees: Market data fees include making market data available to customers either through direct subscriptions, through third party platforms or through the Company’s participation in the Consolidated Tape Association (“CTA”) Plan, the Unlisted Trading Privileges (“UTP”) Plan, and the Consolidated Quotation System (“CQS”) Plan and the Options Price Regulatory (“OPRA”) Plan (collectively the “U.S. Tape Plans”). Market data revenue includes distributions from the U.S. Tape Plans, which is distributed based upon each individual exchange’s market share of U.S. volume, trades, and/or quotes. Market data revenue also includes market data revenue earned from the sale of proprietary market data directly to the customer on a subscription basis or from third parties where the Company is the principal in the transaction. Market data revenue is recognized in the period the data is provided. U.S. Tape Plan market data is recognized in the Options and Equities segments. Proprietary market data fees are recognized across all operating segments.
Other revenue: Other revenue primarily includes initial and annual listing fees from BSX, TISE and MIAX Futures listings, member fines, office rental income and interest income from MIAX Futures and Dorman Trading clearing operations. Initial listing fees are billed upfront and recognized as revenue when the performance obligations is satisfied upon the listing becoming effective, which occurs shortly after the contract execution. Annual listing fees are recognized on a straight-line basis over the period to which the fee relates. Member fines are not available for general corporate purposes and can only be used to offset the cost of the MIAX Exchange’s regulatory operations.
Consideration payable to a customer: As discussed in the transaction and clearing fees section above, liquidity payments are accounted for as consideration payable to a customer and are recorded separately as liquidity payments within cost of revenues in the condensed consolidated statements of operations in the period in which the payment is earned by the customer and the payment is provided. In certain instances, including for new segments and proprietary products, liquidity payments may exceed transaction fees resulting in inverted pricing. The Company considers liquidity payments to be a distinct transaction. The Company believes that providing (or removing) liquidity is a distinct service that is provided by customers, as the Company benefits from having an enhanced liquidity pool available on its markets, and that it is separately identifiable given its separation on the published fee schedules. The Company believes that the enhanced liquidity pool attracts order flow and promotes order execution on the Company’s trading platforms. Through enhanced order flow, and therefore higher market share, the Company also earns additional market data fees and access fees.
Additionally, the Company issued certain warrants to customers as part of its ERP (as defined below) detailed in Note 17. Under these programs, the Company records the fair value of the number of warrants that vest in a period as a cost of revenues. Customers vest in the warrants as and when they transact certain volumes of trades on the Company’s exchanges which is considered a sales incentive offering that reward customers solely in return for executing increased trading volumes with the Company. The warrant vesting period for the last program ended on June 30, 2024.
The following table summarizes revenue disaggregated by the Company’s Options, Equities, Futures and International segments and the Corporate and Other unit (in thousands):

	Three Months Ended September 30, 2025
	Options	Equities	Futures	International	Corporate & Other	Consolidated
Revenue
Transaction and clearing fees	$245,406	$31,899	$15,424	$85	$—	$292,814
Access fees	23,076	3,761	275	41	(57)	27,096
Market data fees	7,011	2,368	1,279	80	(8)	10,730
Other revenue	1,047	—	2,386	5,327	378	9,138
	$276,540	$38,028	$19,364	$5,533	$313	$339,778

Timing of revenue recognition
Services transferred at a point in time	$246,661	$31,899	$15,632	$1,924	$—	$296,116
Services transferred over time	29,879	6,129	3,732	3,609	313	43,662
	$276,540	$38,028	$19,364	$5,533	$313	$339,778

	Three Months Ended September 30, 2024
	Options	Equities	Futures	International	Corporate & Other	Consolidated
Revenue
Transaction and clearing fees	$176,547	$43,569	$20,451	$56	$—	$240,623
Access fees	18,787	3,557	167	36	(57)	22,490
Market data fees	4,663	3,521	940	27	(8)	9,143
Other revenue	61	—	3,282	687	370	4,400
	$200,058	$50,647	$24,840	$806	$305	$276,656

Timing of revenue recognition
Services transferred at a point in time	$176,654	$43,568	$20,526	$142	$—	$240,890
Services transferred over time	23,404	7,079	4,314	664	305	35,766
	$200,058	$50,647	$24,840	$806	$305	$276,656

	Nine Months Ended September 30, 2025
	Options	Equities	Futures	International	Corporate & Other	Consolidated
Revenue
Transaction and clearing fees	$712,330	$100,545	$55,184	$198	$—	$868,257
Access fees	65,668	10,915	751	122	(171)	77,285
Market data fees	20,087	7,006	3,315	240	(23)	30,625
Other revenue	1,308	—	8,028	8,090	1,046	18,472
	$799,393	$118,466	$67,278	$8,650	$852	$994,639

Timing of revenue recognition
Services transferred at a point in time	$714,048	$100,545	$55,881	$2,688	$—	$873,162
Services transferred over time	85,345	17,921	11,397	5,962	852	121,477
	$799,393	$118,466	$67,278	$8,650	$852	$994,639

	Nine Months Ended September 30, 2024
	Options	Equities	Futures	International	Corporate & Other	Consolidated
Revenue
Transaction and clearing fees	$529,281	$123,673	$59,084	$171	$—	$712,209
Access fees	56,111	10,227	512	108	(171)	66,787
Market data fees	13,670	8,094	2,821	240	(17)	24,808
Other revenue	109	—	9,267	1,941	1,055	12,372
	$599,171	$141,994	$71,684	$2,460	$867	$816,176

Timing of revenue recognition
Services transferred at a point in time	$529,550	$123,673	$59,291	$407	$—	$712,921
Services transferred over time	69,621	18,321	12,393	2,053	867	103,255
	$599,171	$141,994	$71,684	$2,460	$867	$816,176
Deferred transaction revenue consists of prepaid transaction and non-transaction fees which are recognized as revenue when earned. During the nine months ended September 30, 2025, the Company received prepaid fees of $7.7 million and recorded $6.4 million as part of the TISE Acquisition and recognized deferred transaction revenue of $6.9 million. During the nine months ended September 30, 2024, the Company received prepaid fees of $3.2 million and recognized deferred transaction revenue of $2.9 million.
Concentration of revenue: For the three months ended September 30, 2025, the Company derived $153.0 million of the $339.8 million in total revenue from three customers, with such customers accounting for 18%, 16% and 11% of the Company’s total revenue.For the nine months ended September 30, 2025, the Company derived $446.2 million of the $994.6 million in total revenue from three customers, with such customers accounting for 19%,15% and 11% of the Company’s total revenue.
For the three months ended September 30, 2024, the Company derived $114.6 million of the $276.7 million in total revenue from three customers, with such customers accounting for 15%, 14% and 12% of the Company’s total revenue. For the nine months ended September 30, 2024, the Company derived $346.8 million of the $816.2 million in total revenue from three customers, with such customers accounting for 15%, 15% and 12% of the Company’s total revenue.
Revenues from transactions with the top three customers for the three and nine months ended September 30, 2025 and 2024, are reported primarily within the Options segment. No customer is contractually or otherwise obligated to continue to use the Company’s services. The loss of, or a significant reduction of, participation by these customers may have a material adverse effect on the Company’s business, financial position, results of operations and cash flows.